Revenue From Contracts With Customers - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Abstract]
Revenue from contracts with customers	$ 32,903	$ 31,643	$ 29,098
Bank owned life insurance	474	360	567
Other	5,459	4,977	3,942
Total	12,479	10,737	9,392
Service Charges on Deposit Accounts
Disaggregation of Revenue [Abstract]
Revenue from contracts with customers	12,361	12,288	10,170
Overdraft fees | Retail
Disaggregation of Revenue [Abstract]
Revenue from contracts with customers	9,686	10,090	8,431
Overdraft fees | Business
Disaggregation of Revenue [Abstract]
Revenue from contracts with customers	513	572	609
Account service charges | Retail
Disaggregation of Revenue [Abstract]
Revenue from contracts with customers	2,162	1,626	1,130
Other Deposit Related Income
Disaggregation of Revenue [Abstract]
Revenue from contracts with customers	3,090	2,502	2,280
ATM fees | Retail
Disaggregation of Revenue [Abstract]
Revenue from contracts with customers	1,636	1,186	1,109
ATM fees | Business
Disaggregation of Revenue [Abstract]
Revenue from contracts with customers	47	29	24
Other | Retail
Disaggregation of Revenue [Abstract]
Revenue from contracts with customers	993	972	819
Other | Business
Disaggregation of Revenue [Abstract]
Revenue from contracts with customers	414	315	328
Interchange Income
Disaggregation of Revenue [Abstract]
Revenue from contracts with customers	13,996	13,955	14,045
Investment and Insurance Commissions
Disaggregation of Revenue [Abstract]
Revenue from contracts with customers	3,456	2,898	2,603
Asset management revenue
Disaggregation of Revenue [Abstract]
Revenue from contracts with customers	1,861	1,781	1,689
Transaction based revenue
Disaggregation of Revenue [Abstract]
Revenue from contracts with customers	$ 1,595	$ 1,117	$ 914